Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and principal activities
Schedule of principal subsidiaries

As of December 31, 2024,the Company’s principal subsidiaries are as follows:

Name	Place of incorporation	Date of incorporation	Percentage of equity interest	Principal activities
Wholly owned subsidiaries
ZKH Industrial Supply	Shanghai, China	May 27, 1996	100%	Sale of MRO products
Shanghai Gongbangbang Industrial Tech Co., Ltd.	Shanghai, China	January 30, 2013	100%	Sale of MRO products
Shanghai Kunhe Supply Chain Management Co., Ltd.	Shanghai, China	March 6, 2018	100%	Logistics and Warehousing
Shenzhen Kuntong Smart Warehousing Technology Co., Ltd.(Kuntong)	Shenzhen, China	January 18, 2007	100%	Production and sale of intelligent warehousing equipments
ZKH Holdings Limited	British Virgin Islands	May 6, 2021	100%	Investment holding
ZKH Hong Kong Limited	Hong Kong	May 20, 2021	100%	Investment holding